INCOME TAXES - Expense reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective income tax [abstract]
Statutory income tax (expense) recovery	$ 809	$ (80)	$ (78)
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	37	(46)	231
Differences between statutory rate and future tax rate	(7)	1	94
Subsidiaries’ income taxed at different rates	10	54	63
Non-deductible expenses	(763)	0	0
Other	(13)	4	2
Total income tax recovery (expense)	$ 73	$ (67)	$ 312
Effective income tax rate	2.50%	24.00%	117.30%